PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	11 Months Ended
Dec. 31, 2023 USD ($)
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 0